Deferred Expenses - Summary of Amounts Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of amounts arising from insurance contracts [abstract]
Deferred transaction costs for investment management services	€ 490	€ 447
Current	22	20
Non-current	€ 468	€ 427